INCOME TAXES (Tables)	12 Months Ended
Jun. 27, 2018
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income before provision for income taxes consists of the following (in thousands):

	Fiscal Years Ended
	June 27, 2018	June 28, 2017	June 29, 2016
Domestic	$182,097	$186,679	$258,905
Foreign	(11,875)	21,829	27,482
Total income before provision for income taxes	$170,222	$208,508	$286,387

Provision For Income Taxes From Continuing Operations
The provision for income taxes consists of the following (in thousands):

	Fiscal Years Ended
	June 27, 2018	June 28, 2017	June 29, 2016
Current income tax expense:
Federal	$28,745	$64,407	$48,896
State	12,173	13,358	10,843
Foreign	1	2,490	3,497
Total current income tax expense	40,919	80,255	63,236
Deferred income tax (benefit) expense:
Federal	6,560	(19,647)	21,842
State	139	(3,064)	704
Foreign	(3,278)	141	(15)
Total deferred income tax (benefit) expense	3,421	(22,570)	22,531
	$44,340	$57,685	$85,767

Reconciliation Between Reported Provision for Income Taxes And Amount Computed By Statutory Federal Income Tax Rate
A reconciliation between the reported provision for income taxes and the amount computed by applying the statutory Federal income tax rate to income before provision for income taxes is as follows (in thousands):

	Fiscal Years Ended
	June 27, 2018	June 28, 2017	June 29, 2016
Income tax expense at statutory rate	$47,833	$72,978	$100,236
FICA tax credit	(22,641)	(20,657)	(20,497)
State income taxes, net of Federal benefit	8,725	5,928	9,614
Tax reform impact	8,223	—	—
Stock based compensation excess tax shortfall	1,124	—	—
Other	1,076	(564)	(3,586)
	$44,340	$57,685	$85,767

Deferred Income Tax Assets And Liabilities
The income tax effects of temporary differences that give rise to significant portions of deferred income tax assets and liabilities are as follows (in thousands):

	June 27, 2018	June 28, 2017
Deferred income tax assets:
Leasing transactions	$22,710	$32,019
Stock-based compensation	9,128	14,029
Restructure charges and impairments	2,435	3,533
Insurance reserves	12,134	19,700
Employee benefit plans	54	288
Gift cards	15,053	23,670
Net operating losses	6,119	2,554
Federal credit carryover	10,672	12,697
State credit carryover	3,518	3,148
Other, net	3,763	8,480
Less: Valuation allowance	(6,104)	(5,232)
Total deferred income tax assets	79,482	114,886
Deferred income tax liabilities:
Prepaid expenses	13,497	19,506
Goodwill and other amortization	20,284	30,213
Depreciation and capitalized interest on property and equipment	11,055	26,375
Other, net	1,033	1,763
Total deferred income tax liabilities	45,869	77,857
Net deferred income tax asset	$33,613	$37,029

Reconciliation Of Unrecognized Tax Benefits
A reconciliation of unrecognized tax benefits are as follows (in thousands):

	June 27, 2018	June 28, 2017
Balance at beginning of year	$4,062	$4,989
Additions based on tax positions related to the current year	502	402
Additions based on tax positions related to prior years	—	31
Settlements with tax authorities	—	(681)
Expiration of statute of limitations	(638)	(679)
Balance at end of year	$3,926	$4,062